UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Bentley Capital Management, Inc.
Address: 520 Madison Avenue
         New York, New York  10022


Form 13F File Number: 28-3093

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gerald Levine
Title:   Chief Executive Officer
Phone:   (212) 583-8880

Signature, Place, and Date of Signing:

/s/ Gerald Levine           New York, New York    August 4, 1999
[Signature]                   [City, State]           [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     94

Form 13F Information Table Value Total:     $301,766
                                              [thousands]


List of Other Included Managers:  None.


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]

                   Form 13F INFORMATION TABLE

         COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7             COLUMN 8
-----------------------      --------------   --------  -------- ----------------- --------  --------     ------------------------
      NAME OF ISSUER         TITLE OF CLASS     CUSIP   VALUE(K) SH/P AMT S/P P/C  INV DSC   MANAGERS     SOLE    SHARED     NONE
-----------------------      --------------   --------- -------- -------- -------- --------  --------     -----   ------    -----
ACTV INC                     COMMON           00088E104  1131    81500     SH      SOLE                    81500     0         0
AT&T CORP                    COMMON           001957109   767    13750     SH      SOLE                    13750     0         0
AT&T CORP                    COM LIB GRP A    001957208  4226   115000     SH      SOLE                   115000     0         0
ALBA WALDENSIAN INC          COMMON           012041109  1536    76800     SH      SOLE                    76800     0         0
ALKERMES INC                 COMMON           01642T108  1064    46000     SH      SOLE                    46000     0         0
AMERICAN PWR CONVERSION      COMMON           029066107  8030   399000     SH      SOLE                   399000     0         0
AMPEX CORP DEL               CL A             032092108   713   137500     SH      SOLE                   137500     0         0
APPLIED PWR INC              CL A             038225108  3518   128800     SH      SOLE                   128800     0         0
ARTISOFT INC                 COMMON           04314L106   152    30000     SH      SOLE                    30000     0         0
BRADLEES INC                 COM NEW          104499207   180    12000     SH      SOLE                    12000     0         0
C-CUBE MICROSYSTEMS          COMMON           125015107  8302   262000     SH      SOLE                   262000     0         0
CELLULAR COMMUNICATIONS      COMMON           15116N108  3543   124300     SH      SOLE                   124300     0         0
CENTOCOR INC                 COMMON           152342101  3683    79000     SH      SOLE                    79000     0         0
CENTRAL SPRINKLER CORP       COMMON           155184104  1099    39000     SH      SOLE                    39000     0         0
CHARMING SHOPPES INC         COMMON           161133103    91    15000     SH      SOLE                    15000     0         0
CITADEL COMMUNICATIONS C     COMMON           172853202  4523   125000     SH      SOLE                   125000     0         0
COMMUNICATIONS SYS INC       COMMON           203900105   248    20000     SH      SOLE                    20000     0         0
COMTECH TELECOMMUNICATIO     COM NEW          205826209   213    20000     SH      SOLE                    20000     0         0
CORAM HEALTHCARE CORP        COMMON           218103109    18    10000     SH      SOLE                    10000     0         0
COYOTE NETWORK SYSTEMS I     COMMON           22406P108   122    22500     SH      SOLE                    22500     0         0
CYBERCASH INC                COMMON           232462101  1864   145500     SH      SOLE                   145500     0         0
DII GROUP INC                COMMON           232949107  8115   217500     SH      SOLE                   217500     0         0
DAVOX CORP                   COMMON           239208101   478    40000     SH      SOLE                    40000     0         0
DEB SHOPS INC                COMMON           242728103   398    20000     SH      SOLE                    20000     0         0
DELPHI FINL GROUP INC        CL A             247131105  2027    56508     SH      SOLE                    56508     0         0
DORSEY TRAILERS INC          COMMON           258440106   592   315500     SH      SOLE                   315500     0         0
DSET CORP                    COMMON           262504103   906    65000     SH      SOLE                    65000     0         0
ELAN PLC                     DEPOSITORY RECEI 284131208  1804    65000     SH      SOLE                    65000     0         0
ELECTRONIC DATA SYSTEM       COMMON           285661104  3567    63000     SH      SOLE                    63000     0         0
ENZON INC                    COMMON           293904108  2896   140000     SH      SOLE                   140000     0         0
FOREST LABS INC              CL A             345838106  2165    46800     SH      SOLE                    46800     0         0
GENRAD INC                   COMMON           372447102  3422   160100     SH      SOLE                   160100     0         0
GLOBAL IMAGING SYSTEMS       COMMON           37934A100  4207   230500     SH      SOLE                   230500     0         0
GOLDEN STAR RES LTD CDA      COMMON           38119T104    44    58200     SH      SOLE                    58200     0         0
HARBINGER CORP               COMMON           41145C103   375    30000     SH      SOLE                    30000     0         0
HEWLETT PACKARD CO           COMMON           428236103  5930    59000     SH      SOLE                    59000     0         0
HOUSEHOLD INTL INC           COMMON           441815107  6509   137400     SH      SOLE                   137400     0         0
IDEC PHARMACEUTICALS         COMMON           449370105  7359    95500     SH      SOLE                    95500     0         0
IBIS TECHNOLOGY CORP         COMMON           450909106  2814    84000     SH      SOLE                    84000     0         0







ILOG S A                     DEPOSITORY RECEI 452360100   208    40000     SH      SOLE                    40000     0         0
INCYTE PHARMACEUTICALS I     COMMON           45337C102   330    12500     SH      SOLE                    12500     0         0
INDYMAC MTG HLDGS INC        COMMON           456607100  1046    65400     SH      SOLE                    65400     0         0
INSTEEL INDUSTRIES INC       COMMON           45774W108   235    26100     SH      SOLE                    26100     0         0
INTEGRATED MEASUREMENT S     COMMON           457923100   425    33000     SH      SOLE                    33000     0         0
INTERTAN INC                 COMMON           461120107  6660   333000     SH      SOLE                   333000     0         0
ION NETWORKS INC             COMMON           46205P100   103    25000     SH      SOLE                    25000     0         0
LASER-PACIFIC MEDIA CORP     COMMON           517923108    90    15000     SH      SOLE                    15000     0         0
MAGIC SOFTWARE ENTERPRIS     ORD              559166103   263    25000     SH      SOLE                    25000     0         0
MATTSON TECHNOLOGY INC       COMMON           577223100  1010    80000     SH      SOLE                    80000     0         0
MEDIAONE GROUP INC           COMMON           58440J104  4165    56000     SH      SOLE                    56000     0         0
MEDICAL MANAGER CORP         COMMON           58461C103   443    10000     SH      SOLE                    10000     0         0
MEDIMMUNE INC                COMMON           584699102  2371    35000     SH      SOLE                    35000     0         0
MERIX CORP                   COMMON           590049102    76    10000     SH      SOLE                    10000     0         0
MUELLER INDS INC             COMMON           624756102 10288   303158     SH      SOLE                   303158     0         0
NTL INC                      COMMON           629407107 25101   291233     SH      SOLE                   291233     0         0
NETWORK EQUIP TECHNOLOGI     COMMON           641208103   395    40000     SH      SOLE                    40000     0         0
NETWORK PERIPHERALS INC      COMMON           64121R100  1143    59000     SH      SOLE                    59000     0         0
NOVELL INC                   COMMON           670006105  4903   185000     SH      SOLE                   185000     0         0
ON-POINT TECHNOLOGY SYS      COMMON           682184106   116    50000     SH      SOLE                    50000     0         0
OPTIKA INC                   COMMON           683973101   169    30000     SH      SOLE                    30000     0         0
PEGASUS COMMUNICATIONS C     CL A             705904100  1025    26000     SH      SOLE                    26000     0         0
PERIPHONICS CORP             COMMON           714005105   819    50000     SH      SOLE                    50000     0         0
PIONEER STD ELECTRS INC      COMMON           723877106   480    40000     SH      SOLE                    40000     0         0
POWERWAVE TECHNOLOGIES I     COMMON           739363109  3967   123000     SH      SOLE                   123000     0         0
PROXYMED INC                 COMMON           744290107  1187    74500     SH      SOLE                    74500     0         0
QLT PHOTOTHERAPEUTICS IN     COMMON           746927102  1100    20000     SH      SOLE                    20000     0         0
RCN CORP                     COMMON           749361101   833    20000     SH      SOLE                    20000     0         0
REX STORES CORP              COMMON           761624105   707    23700     SH      SOLE                    23700     0         0
SFX ENTMT INC                CL A             784178105  9344   146000     SH      SOLE                   146000     0         0
SAKS INC                     COMMON           79377W108  5241   181500     SH      SOLE                   181500     0         0
SCHOLASTIC CORP              COMMON           807066105  6369   125800     SH      SOLE                   125800     0         0
SEALED AIR CORP NEW          COMMON           81211K100  2376    36628     SH      SOLE                    36628     0         0
SEALED AIR CORP NEW          PFD CV A $2      81211K209  3221    51536     SH      SOLE                    51536     0         0
SEPRACOR INC                 COMMON           817315104  4306    53000     SH      SOLE                    53000     0         0
SNYDER COMMUNICATIONS IN     COMMON           832914105  6910   211000     SH      SOLE                   211000     0         0
SPECTRUM CTL INC             COMMON           847615101   267    36500     SH      SOLE                    36500     0         0
SPYGLASS INC                 COMMON           852192103  1429    71000     SH      SOLE                    71000     0         0
TAIWAN SEMICONDCTR MFG       DEPOSITORY RECEI 874039100  1700    50000     SH      SOLE                    50000     0         0
TEVA PHARMACEUTICAL INDS     DEPOSITORY RECEI 881624209  2940    60000     SH      SOLE                    60000     0         0
3DFX INTERACTIVE INC         COMMON           88553X103  3453   220970     SH      SOLE                   220970     0         0
UNILAB CORP NEW              COMMON           904763109   192    32000     SH      SOLE                    32000     0         0
USFREIGHTWAYS CORP           COMMON           916906100   232     5000     SH      SOLE                     5000     0         0
WASHINGTON MUTUAL INC        COMMON           939322103  1778    50000     SH      SOLE                    50000     0         0
WITCO CORP                   COMMON           977385103 17076   864600     SH      SOLE                   864600     0         0
WORLD ACCESS INC             COMMON           98141A101  2507   177500     SH      SOLE                   177500     0         0
ACE LIMITED                  ORD              G0070K103  1808    64000     SH      SOLE                    64000     0         0
CORECOMM LTD                 ORD              G2422R109  7599   157500     SH      SOLE                   157500     0         0







GEMSTAR INTL GROUP LTD       ORD              G3788V106 34785   533100     SH      SOLE                   533100     0         0
GLOBALSTAR TELECOMMUNICT     COMMON           G3930H104  7132   307574     SH      SOLE                   307574     0         0
ACLN LTD                     ORD              M01764105   255    15000     SH      SOLE                    15000     0         0
GILAT SATELLITE NETWKS       ORD              M51474100  8437   160700     SH      SOLE                   160700     0         0
ORBOTECH LTD                 ORD              M75253100   261     5000     SH      SOLE                     5000     0         0
TEFRON LTD                   ORD              M87482101  2234   212800     SH      SOLE                   212800     0         0
TTI TEAM TELECOM INTL LT     ORD              M88258104  1625   162500     SH      SOLE                   162500     0         0

Total                                                   301,766


[Repeat as necessary]






































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